Equity Accounted Investments - Impairment expense, net (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Impairment expense, net		$ 116,420	$ 268,612	$ 187,680
FPSO Segment
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Impairment expense, net		116,400	$ 156,700	$ 136,600
Cidade de Itajai | Level 3 | FPSO Segment | Value in use using a discounted cash flow valuation
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Impairment expense, net	$ 36,096	$ 36,100